Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated December 1, 2023

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

JNL/GOLDMAN SACHS MANAGED CONSERVATIVE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed-income securities, 0% to 30% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the former seventh paragraph in the entirety and replace with the following now eighth paragraph:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

JNL/GOLDMAN SACHS MANAGED MODERATE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities, 0% to 25% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the former seventh paragraph in the entirety and replace with the following now eighth paragraph:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

JNL/GOLDMAN SACHS MANAGED MODERATE GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the former seventh paragraph in the entirety and replace with the following now eighth and new ninth paragraphs:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

JNL/GOLDMAN SACHS MANAGED GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities, 0% to 15% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the former seventh paragraph in the entirety and replace with the following now eighth paragraph:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

JNL/GOLDMAN SACHS MANAGED AGGRESSIVE GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities, 0% to 10% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the former eighth paragraph in the entirety and replace with the following now ninth paragraph:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

JNL Conservative Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, please delete the third paragraph in the entirety and replace with the following:

Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, please delete the following sentence of the fifth paragraph.

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, after the eighth paragraph please add the following new ninth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

JNL Moderate Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, please delete the third paragraph in the entirety and replace with the following:

Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, please delete the following sentence of the fifth paragraph.

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, after the eighth paragraph please add the following new ninth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

JNL MODERATE GROWTH ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, after the fifth paragraph please add the following new sixth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

JNL GROWTH ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, after the fifth paragraph please add the following new sixth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

JNL AGGRESSIVE GROWTH ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, after the fifth paragraph please add the following new sixth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).